Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 07, 2025 shares	Apr. 08, 2024 shares	Apr. 06, 2023 shares	Aug. 30, 2019 shares	Jul. 31, 2018 shares	Nov. 30, 2014 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested							17,196,451	17,196,451
Options expected to vest							13,523,129						13,523,129
Options expected to vest, weighted-average exercise price | $ / shares													$ 0.0002
Options expected to vest, Aggregate intrinsic value | $										$ 51,439			$ 44,286
Weighted average fair value per option at grant date, Granted | $ / shares								$ 2.96		$ 2.57		$ 4
Total intrinsic value of options exercised | $								$ 19,961		$ 14,162		$ 24,815
Share-based compensation							¥ 162,745	$ 23,273	¥ 192,572		¥ 267,101
Weighted average remaining contractual term options outstanding							6 years 11 months 19 days	6 years 11 months 19 days	7 years 10 days	7 years 10 days
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested							3,395,355	3,395,355
Options expected to vest							67,806						67,806
Options expected to vest, weighted-average exercise price | $ / shares													$ 0.0001
Options expected to vest, Aggregate intrinsic value | $										$ 0			$ 0
Weighted average fair value per option at grant date, Granted | $ / shares												$ 0
Share-based compensation | ¥							¥ 1,973		¥ 5,094		14,751
Unrecognized compensation expense | ¥							¥ 0
Weighted average remaining contractual term options outstanding							4 years 8 months 26 days	4 years 8 months 26 days	4 years 7 months 2 days	4 years 7 months 2 days
Share split ratio				1-for-5
Employee vested option repurchased | ¥							¥ 1,965		¥ 4,775
Payments for vested options repurchased | ¥							3,845		9,628
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥							2,352		3,479		¥ 5,799
Unrecognized compensation expense | ¥							¥ 3,378
Weighted average recognition period							2 years 3 months 10 days	2 years 3 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares							0	0
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted						0
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period											10 years	10 years
Unrecognized compensation expense | ¥							¥ 286,690
Weighted average recognition period							2 years 9 months 3 days	2 years 9 months 3 days
Weighted average remaining contractual term options outstanding							6 years 11 months 19 days	6 years 11 months 19 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued						14,031,194
Increase in number of shares reserved for future issuances											1.50%	1.50%
2014 Plan [Member] | RSUs [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	100,000	100,000	130,000
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥							¥ 158,420		¥ 183,999		¥ 246,551
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued				9,039,035										2,793,812	2,000,000	1,000,000
2018 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued				29,818,370	5,963,674
Share based compensation arrangements expiration Period					10 years
Number of shares reserved for issuance, description							the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.	the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2024 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares reserved for future issuances									1.50%	1.50%